Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]

The following is the average of the data used to calculate the fair value for the options granted in the fiscal years ended July 31, 2011 and 2010:

	Risk-Free	Expected	Expected	Expected
	Interest Rate	Life (Years)	Volatility	Dividends

July 31, 2011	0.013%	5.0	101%	-0-
July 31, 2010	0.14%	6.5	104%	-0-

Schedule of Stock Options Roll Forward [Table Text Block]

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plans for the nine months ended April 30, 2013:

		Weighted
		Average
		Exercise	Aggregate
		Price	Intrinsic
	Options	Share	Value

Outstanding, August 1, 2012	10,979,634	$0.257
Add: Granted	17,630,299	0.001
Less: Forfeited or expired	485,778	0.727
Less: Exercised	1,056,488	0.001	$37,320
Outstanding, April 30, 2013	27,067,667	$ 0.092.	$546,025
Exercisable, April 30, 2013	26,995,167	$ 0.090.	$546,025

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

		Weighted Average
		Exercise Price
	Options	per Share

Outstanding - August 1, 2009	5,067,138	$0.44
Granted	2,705,000	$0.63
Forfeited	(270,000)	$0.92
Expired	(36,500)	$0.63
Exercised	—	$0.00
Outstanding - July 31, 2010	7,465,638	$0.49
Granted	3,300,000	$0.28
Forfeited or expired	(2,848,704)	$0.41
Exercised	(576,752)	$0.001
Outstanding - July 31, 2011	7,340,182	$0.46
Granted	5,851,696	$0.001
Forfeited or expired	(912,250)	$0.65
Exercised	(1,299,994)	$0.001
Outstanding - July 31, 2012	10,979,634	$0.26
Exercisable - July 31, 2012	10,807,134	$0.25

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding - August 1, 2011	845,836	$0.50
Granted	5,851,696	$0.001
Vested	(6,322,532)	$0.04
Forfeited	(202,500)	$0.46
Outstanding - July 31, 2012	172,500	$0.46

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The following table summarizes information on stock options outstanding at July 31, 2012:

	Options Outstanding
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2012	Price	(Years)	Value
$0.001 - $0.18	5,093,856	$0.001	4.61
$0.19 - $0.56	3,250,000	$0.28	3.60
$0.57 - $0.63	200,000	$0.56	2.24
$0.64 - $0.65	1,658,500	$0.63	4.98
$0.66 - $0.96	777,278	$0.94	2.24
	10,979,634	$0.26	4.16	$468,635

	Options Exercisable
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2012	Price	(Years)	Value

$0.001 - $0.18	5,093,856	$0.001	4.61
$0.19 - $0.56	3,250,000	$0.28	3.60
$0.57 - $0.63	200,000	$0.56	2.24
$0.64 - $0.65	1,486,000	$0.63	4.98
$0.66 - $0.96	777,278	$0.94	2.24
	10,807,134	$0.25	4.19	$468,635

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan for the nine months ended April 30, 2013:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding, August 1, 2012	172,500	$0.46
Granted	17,630,299	0.001
Vested	(17,716,549)	0.022
Forfeited	(13,750)	0.46
Outstanding, April 30, 2013	72,500	$0.46

For the Year Ended July 31,
	2012	2011	2010

Weighted Average Grant Date Fair Value of Options Granted	$0.09	$0.21	$0.53
Aggregate Intrinsic Value of Options Exercised	$119,214	$166,681	$—
Cash Received for Exercise of Stock Options	$1,299	$577	$—

The intrinsic value is calculated as the difference between the market value as of July 31, 2012, 2011 and 2010 and the exercise price of the shares on the respective dates.